Fees and Expenses - Prospectus Summary	Nov. 30, 2025 USD ($)
Lord Abbett Dividend Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 61 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Dividend Growth Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Dividend Growth Fund	Class A Shares	Class C Shares	Class F Shares		Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.52%	0.52%	0.52%		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%		0.00%	0.00%	0.45%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.12%	0.12%	0.12%		0.07%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.07%
Expenses (as a percentage of Assets)	0.89%	1.64%	0.74%		0.59%	0.64%	1.09%	1.24%	1.14%	0.89%	0.64%	0.59%
Fee Waiver or Reimbursement	0.00%	0.00%	(0.10%)	[1]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Expenses (as a percentage of Assets)	0.89%	1.64%	0.64%		0.59%	0.64%	1.09%	1.24%	1.14%	0.89%	0.64%	0.59%
Fee Waiver or Reimbursement over Assets, Date of Termination			March 31, 2027
[1]

For the period from April 1, 2026 through March 31, 2027, Lord Abbett Distributor LLC (“Lord Abbett Distributor”) has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund’s Board of Directors.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Dividend Growth Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 661	$ 267	$ 65	$ 60	$ 65	$ 111	$ 126	$ 116	$ 91	$ 65	$ 60
Expense Example, with Redemption, 3 Years	843	517	226	189	205	347	393	362	284	205	189
Expense Example, with Redemption, 5 Years	1,040	892	402	329	357	601	681	628	493	357	329
Expense Example, with Redemption, 10 Years	$ 1,608	$ 1,743	$ 909	$ 738	$ 798	$ 1,329	$ 1,500	$ 1,386	$ 1,096	$ 798	$ 738

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Dividend Growth Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 661	$ 167	$ 65	$ 60	$ 65	$ 111	$ 126	$ 116	$ 91	$ 65	$ 60
Expense Example, No Redemption, 3 Years	843	517	226	189	205	347	393	362	284	205	189
Expense Example, No Redemption, 5 Years	1,040	892	402	329	357	601	681	628	493	357	329
Expense Example, No Redemption, 10 Years	$ 1,608	$ 1,743	$ 909	$ 738	$ 798	$ 1,329	$ 1,500	$ 1,386	$ 1,096	$ 798	$ 738

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	30.00%
Lord Abbett Growth Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 61 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Growth Opportunities Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Growth Opportunities Fund		Class A Shares	Class C Shares	Class F Shares	Class F3 Shares		Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares		Class R6 Shares
Management Fees (as a percentage of Assets)		0.65%	0.65%	0.65%	0.65%		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%		0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.10%	0.00%		0.00%	0.45%	0.60%	0.50%	0.25%	0.00%		0.00%
Other Expenses (as a percentage of Assets):		0.21%	0.21%	0.21%	0.12%		0.21%	0.21%	0.21%	0.21%	0.21%	0.21%		0.12%
Expenses (as a percentage of Assets)		1.11%	1.86%	0.96%	0.77%		0.86%	1.31%	1.46%	1.36%	1.11%	0.86%	[1]	0.77%
Fee Waiver or Reimbursement	[2]	(0.15%)	(0.15%)	(0.15%)	(0.15%)		(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)		(0.15%)
Net Expenses (as a percentage of Assets)	[2]	0.96%	1.71%	0.81%	0.62%	[1]	0.71%	1.16%	1.31%	1.21%	0.96%	0.71%		0.62%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination		March 31, 2027	March 31, 2027	March 31, 2027	March 31, 2027		March 31, 2027	March 31, 2027	March 31, 2027	March 31, 2027	March 31, 2027	March 31, 2027		March 31, 2027
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]

For the period from April 1, 2026 through March 31, 2027, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.62% for each of Class F3 and R6 shares and to an annual rate of 0.71% for each other class. This agreement may be terminated only by the Fund’s Board of Directors.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Growth Opportunities Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 667	$ 274	$ 83	$ 63	$ 73	$ 118	$ 133	$ 123	$ 98	$ 73	$ 63
Expense Example, with Redemption, 3 Years	894	570	291	231	259	400	447	416	338	259	231
Expense Example, with Redemption, 5 Years	1,138	992	516	413	462	704	783	730	597	462	413
Expense Example, with Redemption, 10 Years	$ 1,836	$ 1,971	$ 1,164	$ 940	$ 1,047	$ 1,566	$ 1,733	$ 1,622	$ 1,338	$ 1,047	$ 940

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Growth Opportunities Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 667	$ 174	$ 83	$ 63	$ 73	$ 118	$ 133	$ 123	$ 98	$ 73	$ 63
Expense Example, No Redemption, 3 Years	894	570	291	231	259	400	447	416	338	259	231
Expense Example, No Redemption, 5 Years	1,138	992	516	413	462	704	783	730	597	462	413
Expense Example, No Redemption, 10 Years	$ 1,836	$ 1,971	$ 1,164	$ 940	$ 1,047	$ 1,566	$ 1,733	$ 1,622	$ 1,338	$ 1,047	$ 940

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.
Portfolio Turnover, Rate	100.00%
Lord Abbett Growth Opportunities Fund | Class F3 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Growth Opportunities Fund | Class R5 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Growth Opportunities Fund | Class R6 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Small-Cap Value Series
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 61 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Small-Cap Value Series		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Small-Cap Value Series	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%	0.00%	0.00%	0.45%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.21%	0.21%	0.21%	0.14%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.14%
Expenses (as a percentage of Assets)	1.21%	1.96%	1.06%	0.89%	0.96%	1.41%	1.56%	1.46%	1.21%	0.96%	0.89%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Small-Cap Value Series - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 691	$ 299	$ 108	$ 91	$ 98	$ 144	$ 159	$ 149	$ 123	$ 98	$ 91
Expense Example, with Redemption, 3 Years	937	615	337	284	306	446	493	462	384	306	284
Expense Example, with Redemption, 5 Years	1,202	1,057	585	493	531	771	850	797	665	531	493
Expense Example, with Redemption, 10 Years	$ 1,957	$ 2,091	$ 1,294	$ 1,096	$ 1,178	$ 1,691	$ 1,856	$ 1,746	$ 1,466	$ 1,178	$ 1,096

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Small-Cap Value Series - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 691	$ 199	$ 108	$ 91	$ 98	$ 144	$ 159	$ 149	$ 123	$ 98	$ 91
Expense Example, No Redemption, 3 Years	937	615	337	284	306	446	493	462	384	306	284
Expense Example, No Redemption, 5 Years	1,202	1,057	585	493	531	771	850	797	665	531	493
Expense Example, No Redemption, 10 Years	$ 1,957	$ 2,091	$ 1,294	$ 1,096	$ 1,178	$ 1,691	$ 1,856	$ 1,746	$ 1,466	$ 1,178	$ 1,096

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	69.00%